Allowance for Credit Losses - Progression of Allowance for Credit Losses Including Allowance for Loan Losses and Reserve for Lending-Related Commitments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Receivables [Abstract]
Beginning balance	$ 234,746	$ 216,016	$ 235,830
Initial allowance for acquired PCD loans	0	0	12,629
Gross charge-offs	(11,304)	(9,650)	(19,297)
Recoveries	4,641	9,549	10,578
Net charge-offs	(6,663)	(101)	(8,719)
Provision for loan and lease losses	31,154	18,831	(23,724)
Ending balance	259,237	234,746	216,016
Reserve for lending-related commitments	44,706	46,189	31,442
Balance of allowance for credit losses at end of period	$ 303,943	$ 280,935	$ 247,458